Other Assets	12 Months Ended
Oct. 31, 2019
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Other Assets
Note 12: Other Assets
Customers’ Liability under Acceptances
Acceptances represent a form of negotiable short-term debt that is issued by our customers, which we guarantee for a fee. The fees earned are recorded in lending fees in our Consolidated Statement of Income over the term of the acceptance. The amount potentially due under acceptances is recorded in other liabilities on our Consolidated Balance Sheet. We record the bank’s equivalent claim against our customers in the event of a call on these commitments in other assets on our Consolidated Balance Sheet.

Other
The components of other within other assets are as follows:

(Canadian $ in millions)	2019	2018
Accounts receivable, prepaid expenses and other items	2,905	2,781
Accrued interest receivable	1,755	1,461
Bank owned life insurance policies	4,242	4,154
Leased vehicles	870	937
Cash collateral	3,517	2,019
Due from clients, dealers and brokers	177	236
Insurance-related assets	1,163	822
Other employee future benefits assets (Note 21)	46	–
Pension asset (Note 21)	186	664
Precious metals (1)	1,719	1,603
Total	16,580	14,677

(1)	Precious metals are recorded at their fair value based on quoted prices in active markets .
Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policies (Note 1).